ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 44.5%
	ADVERTISING & MARKETING - 1.5%
20,000	Trade Desk, Inc. (The), Class A(a)	$ 1,385,000

	BIOTECH & PHARMA - 1.1%
4,000	Vertex Pharmaceuticals, Inc.(a)	1,043,880

	CHEMICALS - 0.6%
8,500	Mosaic Company (The)	565,250

	E-COMMERCE DISCRETIONARY - 2.4%
700	Amazon.com, Inc.(a)	2,281,965

	ENGINEERING & CONSTRUCTION - 2.0%
7,000	Quanta Services, Inc.	921,270
24,000	WillScot Mobile Mini Holdings Corporation(a)	939,120
		1,860,390
	HEALTH CARE FACILITIES & SERVICES - 3.4%
9,500	CVS Health Corporation	961,495
4,500	UnitedHealth Group, Inc.	2,294,865
		3,256,360
	INTERNET MEDIA & SERVICES - 2.9%
1,000	Alphabet, Inc., Class A(a)	2,781,350

	LEISURE FACILITIES & SERVICES - 1.0%
5,500	Marriott International, Inc., Class A(a)	966,625

	MACHINERY - 1.1%
7,000	AGCO Corporation	1,022,210

	METALS & MINING - 1.6%
13,000	Lithium Americas Corporation(a)	500,370
17,500	MP Materials Corporation(a)	1,003,450
		1,503,820
	OIL & GAS PRODUCERS - 4.2%
20,000	Callon Petroleum Company(a)	1,181,600

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 44.5% (Continued)
	OIL & GAS PRODUCERS - 4.2% (Continued)
14,300	EOG Resources, Inc.	$ 1,704,989
15,000	ONEOK, Inc.	1,059,450
		3,946,039
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
30,000	Schlumberger N.V.	1,239,300

	PUBLISHING & BROADCASTING - 1.3%
6,500	Nexstar Media Group, Inc., Class A	1,225,120

	RENEWABLE ENERGY - 1.0%
3,000	SolarEdge Technologies, Inc.(a)	967,110

	RETAIL - CONSUMER STAPLES - 1.1%
5,000	Target Corporation	1,061,100

	RETAIL - DISCRETIONARY - 1.6%
4,000	AutoNation, Inc.(a)	398,320
3,000	Lululemon Athletica, Inc.(a)	1,095,690
		1,494,010
	SEMICONDUCTORS - 3.0%
13,000	Advanced Micro Devices, Inc.(a)	1,421,420
5,200	NVIDIA Corporation	1,418,872
		2,840,292
	SOFTWARE - 3.1%
60,000	Allscripts Healthcare Solutions, Inc.(a)	1,351,200
5,600	Microsoft Corporation	1,726,535
		3,077,735
	STEEL - 1.4%
9,000	Nucor Corporation	1,337,850

	TECHNOLOGY HARDWARE - 2.4%
13,000	Apple, Inc.	2,269,930

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares				Fair Value
	COMMON STOCKS — 44.5% (Continued)
	TECHNOLOGY SERVICES - 2.7%
2,000	EPAM Systems, Inc.(a)			$ 593,220
9,000	Visa, Inc., Class A			1,995,930
				2,589,150
	TRANSPORTATION & LOGISTICS - 3.8%
14,000	GXO Logistics, Inc.(a)			998,760
7,800	United Parcel Service, Inc., Class B			1,672,788
14,000	ZIM Integrated Shipping Services Ltd.			1,017,940
				3,689,488

	TOTAL COMMON STOCKS (Cost $30,133,891)			42,403,974

	EXCHANGE-TRADED FUNDS — 6.0%
	EQUITY - 6.0%
10,000	First Trust Dow Jones Internet Index Fund(a)			1,878,800
14,500	iShares Biotechnology ETF			1,889,350
17,000	iShares US Aerospace & Defense ETF			1,883,430
				5,651,580

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,690,474)			5,651,580

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 2.1%
	U.S. TREASURY BILLS — 2.1%
1,000,000	United States Treasury Bill(b)	–	05/26/22	999,588
1,000,000	United States Treasury Bill(b)	–	07/21/22	997,961
				1,997,549
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,998,677)			1,997,549

Shares
	SHORT-TERM INVESTMENTS — 22.7%
	MONEY MARKET FUNDS - 22.7%
17,379,297	First American Government Obligations Fund, Class X, 0.18%(c)			17,379,297

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 22.7% (Continued)
	MONEY MARKET FUNDS - 22.7% (Continued)
4,279,258	Goldman Sachs Financial Square Government Fund, 0.01%(c)					$ 4,279,258
	TOTAL MONEY MARKET FUNDS (Cost $21,658,555)					21,658,555

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,658,555)					21,658,555

Contracts(d)
	EQUITY OPTIONS PURCHASED - 0.6%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.6%
260	Advanced Micro Devices, Inc.	GOL	04/14/2022	$ 110	$ 2,842,840	$ 124,800
50	EPAM Systems, Inc.	GOL	04/14/2022	270	1,483,050	37,200
200	GXO Logistics, Inc.	GOL	05/20/2022	75	1,426,800	122,000
250	Lithium Americas Corporation	GOL	05/20/2022	35	962,250	70,000
30	Lululemon Athletica, Inc.	GOL	05/20/2022	380	1,095,690	75,000
165	Mosaic Company (The)	GOL	05/20/2022	65	1,097,250	81,840
150	Nucor Corporation	GOL	05/06/2022	150	2,229,750	123,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $697,287)					633,840

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $697,287)					633,840

	TOTAL INVESTMENTS - 75.9% (Cost $60,178,884)					$ 72,345,498
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $195,546)					(194,300)
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $22,944)					(2,130)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.3%					23,167,036
	NET ASSETS - 100.0%					$ 95,316,104

Contracts(d)
	WRITTEN EQUITY OPTIONS - (0.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.1)%
130	Advanced Micro Devices, Inc.	GOL	04/08/2022	$ 120	$ 1,421,420	$ 7,670
70	AGCO Corporation	GOL	04/14/2022	145	1,022,210	39,200
180	MP Materials Corporation	GOL	04/14/2022	55	1,032,120	77,400
75	Quanta Services, Inc.	GOL	04/14/2022	135	987,075	15,750
45	UnitedHealth Group, Inc.	GOL	04/08/2022	520	2,294,865	10,080
40	Vertex Pharmaceuticals, Inc.	GOL	04/01/2022	253	1,043,880	44,200
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $195,546)					194,300

	PUT OPTIONS WRITTEN - 0.0%(e)
30	Lululemon Athletica, Inc.	GOL	04/08/2022	$ 330	$ 1,095,690	$ 2,130
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $22,944)

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

		Fair Value
	WRITTEN EQUITY OPTIONS - (0.1)% (Continued)
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $218,490)	$ 196,430

Shares
	EXCHANGE-TRADED FUNDS — (2.1)%
	EQUITY - (2.1)%
(19,000)	iShares U.S. Broker-Dealers & Securities Exchanges ETF	(1,897,720)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,918,152)	$ (1,897,720)

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap

GOL	Goldman Sachs

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	Percentage rounds to greater than (0.1%).